Report of the directors financial review risk report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Billions	Jun. 30, 2022	Dec. 31, 2021
Impairment allowances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11.6)	$ (12.2)